Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra MFG Global Equity Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra MFG Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra MFG Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver	[1]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver		0.80%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra MFG Global Equity Fund Institutional Class	82	329	595	1,356

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund commenced operations on December 28, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Fund's portfolio turnover rate was 19% of the average value of its portfolio (on an un-annualized basis).
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by
U.S. and non-U.S. companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund will normally be diversified among at least three different countries. The Fund's subadviser, Magellan Asset
Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to identify high quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a concentrated number (generally 20 to 40) of companies, selected on a value basis and typically with a market capitalization in excess of U.S.
$10 billion at the time of purchase.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. MFG Asset Management invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Large Capitalization Risks. Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.